Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	119 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000240584
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fulcrum Diversified Absolute Return Fund
Without Sales Load [Member] | C000240584
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%	4.86%	3.44%
Without Sales Load [Member] | C000240582
Average Annual Return [Line Items]
Average Annual Return, Percent	7.35%	4.95%	3.51%
Bloomberg Global Aggregate USD Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate USD Hedged Index
Average Annual Return, Percent	6.15%	0.26%	2.25%
Bloomberg Global Aggregate USD Hedged
Average Annual Return [Line Items]
Average Annual Return, Percent	6.15%	0.26%	2.25%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.71%	2.78%	2.00%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%	2.78%	2.00%